Segmented Information	6 Months Ended
Jun. 30, 2025
Segmented Information [Abstract]
Segmented Information
20.	Segmented Information

The Company has three reportable segments: Cultivation, Distribution & Corporate. Cultivating activities which comprise the “cultivation” segment is made up of the medical cannabis cultivation operations at RPK/Holigen in Portugal up until the sale completion in March 2024 (refer to note 5). The Company has a Canadian farming property at which it has plans to develop THC and CBD facilities, which will fall under cultivation segment once cultivation has started. Distributing activities relate to the distribution of medical cannabis by Canmart Ltd in the United Kingdom up until the winding up in May 2025 (refer to note 6). Corporate activities entail head office costs and other general corporate expenses related to the administration of the broader group. The accounting policies of the operating segments are the same as those described in the summary of material accounting policies. The reportable segments have been determined by management on the basis that these are strategic business units that offer different products and services. The business units in Portugal (up until the sale of subsidiary described in note 5) which fall under the cultivation segment were focused on the cultivation of medical cannabis and medical cannabis biomass respectively, while the business unit in the United Kingdom (up until the winding up described in note 6), which falls under the distribution segment, undertakes the sale and distribution of medical cannabis products. The corporate segment undertakes management and treasury services within the group and for the benefit of all group companies. They are managed separately as each business unit requires different strategies, risk management and technologies.

Set out below is information about the assets and liabilities as at June 30, 2025 and December 31, 2024 and profit or loss from each segment for the six months ended June 30, 2025 and 2024:

	As at June 30, 2025
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$20,085	$–	$6,194,944	$6,215,029
Reportable segment liabilities	161,977	–	2,751,851	2,913,828

	As at December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$17,785	$1,052,080	$6,844,218	$7,914,083
Reportable segment liabilities	133,163	1,026,211	2,478,171	3,637,545

	For the six months ended June 30, 2025
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$–	$–	$–
Intersegment revenues	–	–	–	–
Other income (expense)	–	5,781	60,315	66,096
Finance income	–	–	38,116	38,116
Finance expense	–	–	(17,749)	(17,749)
Depreciation & amortization	–	926	83,862	84,788
Discontinued operations	–	10,911,606	(10,322,314)	589,292
Reportable segment income (loss)	(10,737)	–	(804,264)	(815,001)

	For the six months ended June 30, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$–	$–	$–	$–
Intersegment revenues	–	–	–	–
Other income (expense)	(1,719,375)	–	1,664,027	(55,348)
Finance income	–	–	–	–
Finance expense	–	–	(62,192)	(62,192)
Depreciation & amortization	–	–	102,051	102,051
Discontinued operations	(461,405)	55,823	–	(405,582)
Reportable segment income (loss)	(683,722)	55,823	(2,054,991)	(2,682,890)

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2025 and 2024, and assets and liabilities as at June 30, 2025 and December 31, 2024:

For the six months ended June 30, 2025
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$–	$–	$–
Elimination of inter segment revenue	–	–	–	–
Total revenue	$–	$–	$–	$–

For the six months ended June 30, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$–	$–	$–	$–
Elimination of inter segment revenue	–	–	–	–
Total revenue	$–	$–	$–	$–
	For the six months ended June 30, 2025
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(10,737)	$(10,911,606)	$9,518,050	$(1,404,293)
Total loss on discontinued operations	–	10,911,606	(10,322,314)	589,292
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(10,737)	$–	$(804,264)	$(815,001)

	For the six months ended June 30, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(222,317)	$–	$(2,054,991)	$(2,277,308)
Total loss on discontinued operations	(461,405)	55,823	–	(405,582)
Elimination of inter segment profit or loss	–	–	–	–
Loss before income tax expense	$(683,722)	$55,823	$(2,054,991)	$(2,682,890)

	As at June 30, 2025
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$20,085	$–	$42,267,930	$42,288,015
Elimination of inter segment assets	–	–	(36,072,986)	(36,072,986)
Segments’ assets	$20,085	$–	$6,194,944	$6,215,029

	As at December 31, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$17,785	$1,052,080	$52,703,643	$53,773,508
Elimination of inter segment assets	–	–	(45,859,425)	(45,859,425)
Segments’ assets	$17,785	$1,052,080	$6,844,218	$7,914,083

	As at June 30, 2025
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$1,072,681	$–	$27,243,899	$28,316,580
Elimination of inter segment liabilities	(910,704)	–	(24,492,048)	(25,402,752)
Entity’s liabilities	$161,977	$–	$2,751,851	$2,913,828

	As at December 31, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$133,163	$1,026,211	$2,478,171	$3,637,545